Provisions for legal proceedings - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 49,663	$ 56,669
Tax [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	32,376	37,290
Labor [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	9,734	8,619
Civil-General [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	5,977	6,539
Civil - Environmental [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 1,576	$ 4,221